Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	12 Months Ended		16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 26, 2018	Jun. 30, 2015	Jun. 30, 2018	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000190318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Global Allocation Fund (Class A) – including sales charge
Accumulated Value		$ 9,425			$ 8,428.87		$ 9,118.89		$ 9,678.45		$ 10,019.41		$ 10,114.86		$ 12,905.56		$ 10,998.21		$ 12,070.97	$ 13,326.49	$ 14,923.25
C000190312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Global Allocation Fund (Class C) – including sales charge
Accumulated Value		10,000			8,868.14		9,509.92		10,014.65		10,306.21		10,308.11		13,034.62		11,036.7		12,012.44	13,261.88	14,850.92
C000190314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Global Allocation Fund (Institutional Class) – including sales charge
Accumulated Value		10,000			8,959.73		9,731.54		10,356.94		10,769.28		10,890.56		13,949.23		11,925.16		13,122.69	14,533.04	16,300.44
C000190315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Macquarie Global Allocation Fund (Class R6) – including sales charge
Accumulated Value	$ 10,000		$ 9,725			$ 10,109		$ 10,224		$ 13,092		$ 11,208		$ 12,341		$ 13,663		$ 15,360.37
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (net)
Accumulated Value	10,000	10,000			9,627.292007		11,435.60156		12,662.3534		13,389.50189		13,672.35333		19,040.80005		16,041.75067		18,693.31022	22,315.3708	25,923.26704
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (gross)
Accumulated Value	10,000	10,000			9,683.211607		11,563.81376		12,871.68527		13,685.70644		14,047.16149		19,648.06176		16,628.83065		19,477.59608	23,358.34226	27,257.24071
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index
Accumulated Value	10,000	10,000			10,737		10,693		10,870		11,717		12,428		12,437		11,326		11,384	11,862	12,592
Sixty Five MSCI ACWI Index 35 Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index
Accumulated Value	$ 10,000	$ 10,000			$ 10,028		$ 11,205		$ 12,052		$ 12,873		$ 13,385		$ 16,654		$ 14,449		$ 16,024	$ 18,262	$ 20,576